PTA Comprehensive Alternatives Fund
PTA COMPREHENSIVE ALTERNATIVES FUND
Investment Objective:

The PTA Comprehensive Alternatives Fund (the “Fund”) seeks to achieve long-term capital appreciation with an emphasis on positive (absolute) returns and low correlation to traditional financial market indices.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 21 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PTA Comprehensive Alternatives Fund	Class I	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	5.75%	none
Maximum Deferred Sales Charge (Load)(as a % of the lower of original purchase price or redemption proceeds)	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee (as a % of amount redeemed on shares held less than 90 days)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PTA Comprehensive Alternatives Fund		Class I	Class A	Class C
Management Fees		1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees		none	0.25%	1.00%
Other Expenses		3.10%	2.80%	2.96%
Interest and Dividends on Securities Sold Short		0.57%	0.57%	0.57%
Remainder of Other Expenses		2.53%	2.23%	2.39%
Acquired Fund Fees and Expenses	[1]	0.17%	0.17%	0.17%
Total Annual Fund Operating Expenses		4.52%	4.47%	5.38%
Fee Waiver	[2]	(1.80%)	(1.50%)	(1.66%)
Total Annual Fund Operating Expenses After Fee Waiver		2.72%	2.97%	3.72%
[1]	Acquired fund fees and expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies. The acquired fund fees and expenses does not include the cost of investing in underlying pools, like commodity pools, that are not investment companies. The Fund estimates that underlying pool expenses, if presented, would be 0.40%. This estimate does not include performance-based fees, which cannot be meaningfully estimated, paid by underlying pools of up to 20% of an underlying pool's profits.
[2]	The Fund's adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2014, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 1.98% for Class I shares, 2.23% for Class A shares and 2.98% for Class C shares. Waived fees and reimbursed expenses are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the waiver or reimbursement) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example PTA Comprehensive Alternatives Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class I	218	1,152	2,096	4,493
Class A	958	1,722	2,595	4,820
Class C	374	1,460	2,537	5,195

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 170% of the average value of its portfolio.

Principal Investment Strategies:

By allocating its assets among a number of strategies, the Fund seeks to achieve its investment objective with lower volatility than if the Fund utilized a single strategy approach. The adviser believes that allocating among dissimilar investment styles that utilize different trading strategies and securities provides greater diversification against any market or sector related event volatility. Such a non-correlative approach among styles is expected to mitigate near-term volatility and provide downside protection as volatility in one sector or style may be offset by lack of volatility or volatility in the opposite direction in another sector or style.

The Fund’s investment adviser seeks to achieve the Fund's investment objective by investing long-or-short either directly, or by utilizing sub-adviser(s) primarily in (1) common stocks, (2) fixed-income securities, (3) currencies, (4) commodities, (5) futures, (6) options and (7) credit default swaps using the adviser's alternative investment strategies. The Fund invests in all securities without restriction as to issuer capitalization, country or currency. The Fund invests in fixed-income securities of any maturity or credit quality, including those known as “high yield” or “junk” bonds. High yield (junk) bonds are rated below Baa3 by Moody’s Investors Service or equivalently by another nationally recognized statistical rating organization (NRSRO). Futures, options and credit default swaps are used as hedges or substitutes for securities, currencies or commodities. The Fund may invest a portion of its assets in private placement offerings which may be illiquid. Based upon its historical research of relative performance and correlation, the adviser allocates assets among strategies that it believes offer the highest expected return, consistent with maintaining relatively low expected correlation (below 0.75) to financial market returns. In seeking to fulfill the Fund’s investment objective, the adviser may engage in frequent trading of the Fund’s portfolio securities.

The adviser believes that each of the following strategies will produce long-term capital appreciation and that most will produce absolute returns. Additionally, the adviser expects that by constructing a diversified portfolio of investments and strategies that are not highly correlated to each other or the equity or financial markets in general, the Fund can achieve appreciation with an expected low correlation to traditional financial market indices, such as the S&P 500 index or the bond market. The adviser believes that if the Fund achieves low correlation to traditional financial market indices, the Fund may provide a diversifying benefit to shareholders who also hold traditional financial assets such as stocks and bonds. The adviser may invest the Fund’s assets directly and select and oversee one or more sub-advisers who will manage separate segments of the fund’s portfolio using a wide range of positive (absolute) return and alternative investment strategies as well as strategies focused on enhanced risk-adjusted returns. The principal alternative investment strategies employed by the adviser and/or sub-advisers are as follows:

Long/Short or Hedged Equity Strategies invest long in common stocks believed to be undervalued relative to their peers or the stock market in general or short in common stocks believed to be overvalued relative to their peers or the stock market in general. The adviser attempts to minimize market risk by combining long and short positions on specific stocks or by using an offsetting equity futures position to hedge a specific stock.

Global Macro Strategies consist of strategies that allocate capital based on multiple technical and fundamental valuation models applied both long and short to equity, fixed income, currency and commodity markets globally. The objective of the global macro strategy is to remain current with primary market trends.

Market Neutral Strategies attempt to neutralize exposure to general domestic market risk by principally investing in undervalued common stocks and short-selling overvalued stocks. The adviser may attempt to realize a valuation discrepancy in the relationship between multiple securities and may utilize quantitative factors to measure investment attractiveness and may weigh factors such as quality and momentum.

Managed Futures Strategies may allocate assets of the Fund to a single managed futures portfolio or multiple managed futures portfolios that include investment styles such as (i) trend following, (ii) fundamentals-based investing with a focus on macroeconomic analysis, (iii) strategies that pursues both fundamental and technical trading approaches, and (iv) other specialized approaches to specific or individual market sectors such as equities, interest rates, metals, agricultural and soft commodities. The managed futures strategy investments may be executed directly as well as by investing in securities of limited partnerships, limited liability companies, offshore corporations and other types of pooled investment vehicles, including commodity pools (collectively, “Underlying Funds”).

However, in order to provide the Fund with exposure to certain managed futures strategies that trade non-financial commodity futures contracts within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Fund may invest up to 25% of its total assets through a wholly-owned and controlled subsidiary (the “Subsidiary”). The Subsidiary will invest the majority of its assets in futures contracts (and other investments intended to serve as margin for futures positions) as well as in Underlying Funds. However, the Fund may also make managed futures investments outside of the Subsidiary. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis with the Fund.

Arbitrage Strategies seek to take advantage of pricing inefficiencies such as convertible arbitrage, merger arbitrage, credit arbitrage, and event driven arbitrage. Convertible arbitrage, for example, involves purchasing a portfolio of convertible securities and hedging a portion of the equity risk by selling short the underlying common stock. The average convertible arbitrage portfolio is typically below investment grade (i.e.,“high yield bonds”).

International/Emerging Markets Strategies seek to invest in equity securities of undervalued international companies, including American Depositary Receipts (“ADRs”), that provide the Fund with exposure to businesses outside of the U.S. and that are attractively priced.

Event-Driven and Long-Biased Equity Strategies capitalize on underpriced equity securities or on positive market trends. These strategies focus on relatively few investments that the adviser believes are undervalued and either offer a margin-of-safety or offer high growth opportunities. These strategies may also focus on special situations, such as mergers, takeovers, tender offers, leverage buyouts, spin-offs, liquidations, and other corporate reorganizations.

Fixed Income, Long/Short Credit and Distressed Debt Strategies invest principally in debt securities of domestic and foreign governments, agencies, and companies of all maturities and qualities, including “high yield bonds,” emerging market debt and defaulted debt securities. The Fund may invest in distressed securities issued by companies ranging from those undergoing restructuring in bankruptcy proceedings to those that are healthy but have short-term cash flow or liquidity problems. The Fund may also invest in mortgage-backed securities and collateralized mortgage obligations (“MBS”) as well as asset-backed securities (“ABS”). The Fund may execute these strategies directly or through exchange-traded funds (“ETFs”) or exchange-traded notes (“ETNs”) that invest primarily in the preceding types of securities. The adviser will take a short position in interest rate futures to hedge interest rate risk when employing a long/short credit strategy.

Commodity and Currency Strategies combine long and short holdings of commodity and/or currency positions or ETNs. These strategies typically invest in listed financial and commodity futures markets and currency markets around the world. Commodity and currency strategies use various investment processes and both technical and fundamental research to determine how individual commodity contracts are used.

Tactical Trading Strategies are strategies that can change their exposures quickly and significantly and are typically shorter-term in nature. For example, a tactical strategy could switch from 100% stocks to 100% bonds. These strategies are usually complimentary to medium and longer-term strategies and are often used to help manage exposure and risk.

The Fund’s adviser or sub-advisers will sell a security or derivative (or cover a short position) when a price threshold that was set by the adviser or sub-advisor is reached, when the fundamentals change, for overall portfolio risk management or to allocate assets to sectors with higher expected returns.

Manager-of-Managers Order

The Fund and the adviser have been granted by the Securities and Exchange Commission, an order that allows the adviser to hire a sub-adviser or sub-advisers without shareholder approval (the “Order”). The adviser will manage the Fund using a “manager-of-managers” approach and will allocate Fund assets to a carefully selected sub-adviser or group of sub-advisory firms. As described above, the adviser will select and oversee one or more sub-advisers who will manage separate segments of the Fund's portfolio using a wide range of positive (absolute) return and alternative investment strategies as well as strategies focused on enhanced risk-adjusted returns.

Prior to November 1, 2011, the Fund was known as The Long-Short Fund and was managed using a narrower set of alternative strategies.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Although the Fund will strive to meet its investment objective, there is no assurance that it will do so. Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund’s direct investment in securities as well the Fund’s indirect risks through investing in Underlying Funds and the Subsidiary.

• ABS and MBS Risk: ABS and MBS are subject to credit risk because underlying loan borrowers may default. These securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity. During periods of declining interest rates, prepayment rates usually increase and the Fund may have to reinvest prepayment proceeds at a lower interest rate.

• Commodity Risk: Commodity prices may be influenced by various external factors such as unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

• Convertible Bond Risk: Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are subject to debt security risks and conversion value-related equity risk.

• Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund. Credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.

• Derivatives Risk: Futures, options and swaps involve risks possibly greater than the risks associated with investing directly in securities including leverage risk, tracking risk and counterparty default risk. Option positions may expire worthless exposing the Fund to potentially significant losses.

• Emerging Market Risk: Countries with emerging markets may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

• ETF Risk: The cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the fund.

• ETN Risk: ETNs are senior, unsecured unsubordinated debt securities issued by an underwriting bank that are designed to provide returns that are linked to a particular benchmark less investor fees. ETNs have a maturity date and generally are backed only by the creditworthiness of the issuer. As a result, the value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market (e.g., the commodities market), changes in the applicable interest rates, and changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced market. ETNs also may be subject to commodity risk and credit risk.

• Foreign Currency Risk: Currency trading risks include market risk, credit risk and country risk.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. These risks are more pronounced in emerging markets.

• High Yield (Junk) Bond Risk: Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

• Defaulted Securities Risk: Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties. Investments in defaulted securities and obligations of distressed issuers are considered speculative.

• Interest Rate Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities.

• Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

• Leverage Risk: Using derivatives to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for loss.

• Liquidity Risk: Fund investments may be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price.

• Management Risk: The adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the adviser has not previously managed a mutual fund.

• Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.

• Mid-Cap Stock Risk: Mid-cap companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the adviser’s ability to accurately anticipate the future value of a security or instrument. The Fund's losses are potentially unlimited in a short position transaction.

• Smaller Company Risk: Smaller companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of smaller companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Taxation Risk: By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any income received will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

• Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs.

• Underlying Funds Risk: Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds. The Underlying Funds will pay management fees, brokerage commissions, and operating expenses as well as performance based fees to each Underlying Fund manager. Those performance based fees will be paid by the Underlying Fund to each manager without regard to the performance of other managers and the Underlying Fund’s overall profitability. Underlying Funds are subject to specific risks, depending on the nature of the fund. There is no guarantee that any of the trading strategies used by the managers retained by an Underlying Fund will be profitable or avoid losses.

• Wholly-Owned Subsidiary Risk: The Fund may invest through a Subsidiary that will not be registered under the Investment Company Act of 1940 (“1940 Act”) and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund may be higher because you may indirectly bear the expenses of the Subsidiary.

PERFORMANCE

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund's Class I shares for each full calendar year since the Fund’s inception. Performance of the Fund’s Class A and C shares will vary. The performance table compares the performance of the Fund's shares over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-888-899-2726.

Performance Bar Chart For Class I Shares Calendar Years Ended December 31

Highest Quarter	2nd Quarter 2003	8.45%
Lowest Quarter	4th Quarter 2008	(13.70)%
The total return for Class I shares from January 1, 2013 to June 30, 2013 was (0.25)%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2012)
Average Annual Total Returns PTA Comprehensive Alternatives Fund	Label	One Year	Five Years	Since Inception of the Fund	Inception Date
Class I	Return before taxes	(1.46%)	(5.42%)	4.61%	Oct 1, 2002
Class I Return after taxes on distributions		(1.46%)	(5.67%)	4.46%
Class I Return after taxes on distributions and sale of Fund shares		(0.95%)	(4.65%)	3.95%
Class A	Return before taxes	(7.41%)		(3.24%)	May 29, 2009
Class C	Return before taxes	(2.44%)		(2.36%)	May 29, 2009
Barclay's US Aggregate Bond TR		4.20%	6.01%	5.24%
S&P 500® TR (reflects no deduction for fees, expenses, or taxes)		16.00%	1.66%	15.43%

Class I after-tax returns are presented for five-year and since-inception periods when the Fund had no distribution policy because it operated as a limited partnership. The after-tax returns have been calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown, if any. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). After tax returns for Class A and C shares, which are not shown, will vary from those of Class I shares.

Returns prior to May 29, 2009 in the table reflect total returns for the Fund’s predecessor limited partnership. The performance prior to May 29, 2009 is net of management fees and other expenses, but does not include the effect of the performance fee. The Fund’s investment goals, policies, guidelines and restrictions were similar to the predecessor limited partnership’s investment goals, policies, guidelines and restrictions until 2011. From its inception on October 1, 2002 through May 29, 2009, the predecessor limited partnership was not subject to certain investment restrictions, diversification requirements and other restrictions of the Investment Company Act of 1940, as amended (the “1940 Act”) or the Internal Revenue Code (the “Code”), which if they had been applicable, might have adversely affected its performance. In addition, the predecessor limited partnership was not subject to sales loads that would have adversely affected performance.

Prior to November 1, 2011, the Fund was known as The Long-Short Fund and was managed using a narrower set of alternative strategies.

The S&P 500® TR Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Its performance does not reflect any deduction for fees, management expenses or taxes. An investor cannot invest directly in an index.

The Barclays Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses. The Adviser believes this benchmark more accurately reflects the Fund’s current Investment Strategies.

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 13, 2013
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlfun
Document Creation Date	dei_DocumentCreationDate	Sep 13, 2013
Document Effective Date	dei_DocumentEffectiveDate	Sep 13, 2013
Prospectus Date	rr_ProspectusDate	Aug 28, 2013
PTA Comprehensive Alternatives Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PTA COMPREHENSIVE ALTERNATIVES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The PTA Comprehensive Alternatives Fund (the “Fund”) seeks to achieve long-term capital appreciation with an emphasis on positive (absolute) returns and low correlation to traditional financial market indices.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 21 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 170% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	170.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

Acquired fund fees and expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

By allocating its assets among a number of strategies, the Fund seeks to achieve its investment objective with lower volatility than if the Fund utilized a single strategy approach. The adviser believes that allocating among dissimilar investment styles that utilize different trading strategies and securities provides greater diversification against any market or sector related event volatility. Such a non-correlative approach among styles is expected to mitigate near-term volatility and provide downside protection as volatility in one sector or style may be offset by lack of volatility or volatility in the opposite direction in another sector or style.

The Fund’s investment adviser seeks to achieve the Fund's investment objective by investing long-or-short either directly, or by utilizing sub-adviser(s) primarily in (1) common stocks, (2) fixed-income securities, (3) currencies, (4) commodities, (5) futures, (6) options and (7) credit default swaps using the adviser's alternative investment strategies. The Fund invests in all securities without restriction as to issuer capitalization, country or currency. The Fund invests in fixed-income securities of any maturity or credit quality, including those known as “high yield” or “junk” bonds. High yield (junk) bonds are rated below Baa3 by Moody’s Investors Service or equivalently by another nationally recognized statistical rating organization (NRSRO). Futures, options and credit default swaps are used as hedges or substitutes for securities, currencies or commodities. The Fund may invest a portion of its assets in private placement offerings which may be illiquid. Based upon its historical research of relative performance and correlation, the adviser allocates assets among strategies that it believes offer the highest expected return, consistent with maintaining relatively low expected correlation (below 0.75) to financial market returns. In seeking to fulfill the Fund’s investment objective, the adviser may engage in frequent trading of the Fund’s portfolio securities.

The adviser believes that each of the following strategies will produce long-term capital appreciation and that most will produce absolute returns. Additionally, the adviser expects that by constructing a diversified portfolio of investments and strategies that are not highly correlated to each other or the equity or financial markets in general, the Fund can achieve appreciation with an expected low correlation to traditional financial market indices, such as the S&P 500 index or the bond market. The adviser believes that if the Fund achieves low correlation to traditional financial market indices, the Fund may provide a diversifying benefit to shareholders who also hold traditional financial assets such as stocks and bonds. The adviser may invest the Fund’s assets directly and select and oversee one or more sub-advisers who will manage separate segments of the fund’s portfolio using a wide range of positive (absolute) return and alternative investment strategies as well as strategies focused on enhanced risk-adjusted returns. The principal alternative investment strategies employed by the adviser and/or sub-advisers are as follows:

Long/Short or Hedged Equity Strategies invest long in common stocks believed to be undervalued relative to their peers or the stock market in general or short in common stocks believed to be overvalued relative to their peers or the stock market in general. The adviser attempts to minimize market risk by combining long and short positions on specific stocks or by using an offsetting equity futures position to hedge a specific stock.

Global Macro Strategies consist of strategies that allocate capital based on multiple technical and fundamental valuation models applied both long and short to equity, fixed income, currency and commodity markets globally. The objective of the global macro strategy is to remain current with primary market trends.

Market Neutral Strategies attempt to neutralize exposure to general domestic market risk by principally investing in undervalued common stocks and short-selling overvalued stocks. The adviser may attempt to realize a valuation discrepancy in the relationship between multiple securities and may utilize quantitative factors to measure investment attractiveness and may weigh factors such as quality and momentum.

Managed Futures Strategies may allocate assets of the Fund to a single managed futures portfolio or multiple managed futures portfolios that include investment styles such as (i) trend following, (ii) fundamentals-based investing with a focus on macroeconomic analysis, (iii) strategies that pursues both fundamental and technical trading approaches, and (iv) other specialized approaches to specific or individual market sectors such as equities, interest rates, metals, agricultural and soft commodities. The managed futures strategy investments may be executed directly as well as by investing in securities of limited partnerships, limited liability companies, offshore corporations and other types of pooled investment vehicles, including commodity pools (collectively, “Underlying Funds”).

However, in order to provide the Fund with exposure to certain managed futures strategies that trade non-financial commodity futures contracts within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Fund may invest up to 25% of its total assets through a wholly-owned and controlled subsidiary (the “Subsidiary”). The Subsidiary will invest the majority of its assets in futures contracts (and other investments intended to serve as margin for futures positions) as well as in Underlying Funds. However, the Fund may also make managed futures investments outside of the Subsidiary. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis with the Fund.

Arbitrage Strategies seek to take advantage of pricing inefficiencies such as convertible arbitrage, merger arbitrage, credit arbitrage, and event driven arbitrage. Convertible arbitrage, for example, involves purchasing a portfolio of convertible securities and hedging a portion of the equity risk by selling short the underlying common stock. The average convertible arbitrage portfolio is typically below investment grade (i.e.,“high yield bonds”).

International/Emerging Markets Strategies seek to invest in equity securities of undervalued international companies, including American Depositary Receipts (“ADRs”), that provide the Fund with exposure to businesses outside of the U.S. and that are attractively priced.

Event-Driven and Long-Biased Equity Strategies capitalize on underpriced equity securities or on positive market trends. These strategies focus on relatively few investments that the adviser believes are undervalued and either offer a margin-of-safety or offer high growth opportunities. These strategies may also focus on special situations, such as mergers, takeovers, tender offers, leverage buyouts, spin-offs, liquidations, and other corporate reorganizations.

Fixed Income, Long/Short Credit and Distressed Debt Strategies invest principally in debt securities of domestic and foreign governments, agencies, and companies of all maturities and qualities, including “high yield bonds,” emerging market debt and defaulted debt securities. The Fund may invest in distressed securities issued by companies ranging from those undergoing restructuring in bankruptcy proceedings to those that are healthy but have short-term cash flow or liquidity problems. The Fund may also invest in mortgage-backed securities and collateralized mortgage obligations (“MBS”) as well as asset-backed securities (“ABS”). The Fund may execute these strategies directly or through exchange-traded funds (“ETFs”) or exchange-traded notes (“ETNs”) that invest primarily in the preceding types of securities. The adviser will take a short position in interest rate futures to hedge interest rate risk when employing a long/short credit strategy.

Commodity and Currency Strategies combine long and short holdings of commodity and/or currency positions or ETNs. These strategies typically invest in listed financial and commodity futures markets and currency markets around the world. Commodity and currency strategies use various investment processes and both technical and fundamental research to determine how individual commodity contracts are used.

Tactical Trading Strategies are strategies that can change their exposures quickly and significantly and are typically shorter-term in nature. For example, a tactical strategy could switch from 100% stocks to 100% bonds. These strategies are usually complimentary to medium and longer-term strategies and are often used to help manage exposure and risk.

The Fund’s adviser or sub-advisers will sell a security or derivative (or cover a short position) when a price threshold that was set by the adviser or sub-advisor is reached, when the fundamentals change, for overall portfolio risk management or to allocate assets to sectors with higher expected returns.

Manager-of-Managers Order

The Fund and the adviser have been granted by the Securities and Exchange Commission, an order that allows the adviser to hire a sub-adviser or sub-advisers without shareholder approval (the “Order”). The adviser will manage the Fund using a “manager-of-managers” approach and will allocate Fund assets to a carefully selected sub-adviser or group of sub-advisory firms. As described above, the adviser will select and oversee one or more sub-advisers who will manage separate segments of the Fund's portfolio using a wide range of positive (absolute) return and alternative investment strategies as well as strategies focused on enhanced risk-adjusted returns.

Prior to November 1, 2011, the Fund was known as The Long-Short Fund and was managed using a narrower set of alternative strategies.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Although the Fund will strive to meet its investment objective, there is no assurance that it will do so. Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund’s direct investment in securities as well the Fund’s indirect risks through investing in Underlying Funds and the Subsidiary.

• ABS and MBS Risk: ABS and MBS are subject to credit risk because underlying loan borrowers may default. These securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity. During periods of declining interest rates, prepayment rates usually increase and the Fund may have to reinvest prepayment proceeds at a lower interest rate.

• Commodity Risk: Commodity prices may be influenced by various external factors such as unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

• Convertible Bond Risk: Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are subject to debt security risks and conversion value-related equity risk.

• Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund. Credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.

• Derivatives Risk: Futures, options and swaps involve risks possibly greater than the risks associated with investing directly in securities including leverage risk, tracking risk and counterparty default risk. Option positions may expire worthless exposing the Fund to potentially significant losses.

• Emerging Market Risk: Countries with emerging markets may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

• ETF Risk: The cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the fund.

• ETN Risk: ETNs are senior, unsecured unsubordinated debt securities issued by an underwriting bank that are designed to provide returns that are linked to a particular benchmark less investor fees. ETNs have a maturity date and generally are backed only by the creditworthiness of the issuer. As a result, the value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market (e.g., the commodities market), changes in the applicable interest rates, and changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced market. ETNs also may be subject to commodity risk and credit risk.

• Foreign Currency Risk: Currency trading risks include market risk, credit risk and country risk.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. These risks are more pronounced in emerging markets.

• High Yield (Junk) Bond Risk: Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

• Defaulted Securities Risk: Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties. Investments in defaulted securities and obligations of distressed issuers are considered speculative.

• Interest Rate Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities.

• Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

• Leverage Risk: Using derivatives to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for loss.

• Liquidity Risk: Fund investments may be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price.

• Management Risk: The adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the adviser has not previously managed a mutual fund.

• Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.

• Mid-Cap Stock Risk: Mid-cap companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the adviser’s ability to accurately anticipate the future value of a security or instrument. The Fund's losses are potentially unlimited in a short position transaction.

• Smaller Company Risk: Smaller companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of smaller companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Taxation Risk: By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any income received will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

• Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs.

• Underlying Funds Risk: Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds. The Underlying Funds will pay management fees, brokerage commissions, and operating expenses as well as performance based fees to each Underlying Fund manager. Those performance based fees will be paid by the Underlying Fund to each manager without regard to the performance of other managers and the Underlying Fund’s overall profitability. Underlying Funds are subject to specific risks, depending on the nature of the fund. There is no guarantee that any of the trading strategies used by the managers retained by an Underlying Fund will be profitable or avoid losses.

• Wholly-Owned Subsidiary Risk: The Fund may invest through a Subsidiary that will not be registered under the Investment Company Act of 1940 (“1940 Act”) and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund may be higher because you may indirectly bear the expenses of the Subsidiary.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund's Class I shares for each full calendar year since the Fund’s inception. Performance of the Fund’s Class A and C shares will vary. The performance table compares the performance of the Fund's shares over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-888-899-2726.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-899-2726
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Class I Shares Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	2nd Quarter 2003	8.45%
Lowest Quarter	4th Quarter 2008	(13.70)%
		The total return for Class I shares from January 1, 2013 to June 30, 2013 was (0.25)%.
Year to Date Return, Label	rr_YearToDateReturnLabel	The total return for Class I shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.25%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.70%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2012)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

The after-tax returns have been calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown, if any.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). After tax returns for Class A and C shares, which are not shown, will vary from those of Class I shares.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Class I after-tax returns are presented for five-year and since-inception periods when the Fund had no distribution policy because it operated as a limited partnership. The after-tax returns have been calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown, if any. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). After tax returns for Class A and C shares, which are not shown, will vary from those of Class I shares.

Returns prior to May 29, 2009 in the table reflect total returns for the Fund’s predecessor limited partnership. The performance prior to May 29, 2009 is net of management fees and other expenses, but does not include the effect of the performance fee. The Fund’s investment goals, policies, guidelines and restrictions were similar to the predecessor limited partnership’s investment goals, policies, guidelines and restrictions until 2011. From its inception on October 1, 2002 through May 29, 2009, the predecessor limited partnership was not subject to certain investment restrictions, diversification requirements and other restrictions of the Investment Company Act of 1940, as amended (the “1940 Act”) or the Internal Revenue Code (the “Code”), which if they had been applicable, might have adversely affected its performance. In addition, the predecessor limited partnership was not subject to sales loads that would have adversely affected performance.

Prior to November 1, 2011, the Fund was known as The Long-Short Fund and was managed using a narrower set of alternative strategies.

The S&P 500® TR Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Its performance does not reflect any deduction for fees, management expenses or taxes. An investor cannot invest directly in an index.

The Barclays Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses. The Adviser believes this benchmark more accurately reflects the Fund’s current Investment Strategies.

PTA Comprehensive Alternatives Fund | Barclay's US Aggregate Bond TR
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.20%
5 Years	rr_AverageAnnualReturnYear05	6.01%
Since Inception	rr_AverageAnnualReturnSinceInception	5.24%
PTA Comprehensive Alternatives Fund | S&P 500® TR (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	15.43%
PTA Comprehensive Alternatives Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BPFIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.57%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	2.53%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	3.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.52%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.80%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	218
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,152
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,096
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,493
Annual Return 2003	rr_AnnualReturn2003	28.86%
Annual Return 2004	rr_AnnualReturn2004	9.18%
Annual Return 2005	rr_AnnualReturn2005	14.23%
Annual Return 2006	rr_AnnualReturn2006	15.06%
Annual Return 2007	rr_AnnualReturn2007	12.08%
Annual Return 2008	rr_AnnualReturn2008	(23.00%)
Annual Return 2009	rr_AnnualReturn2009	9.58%
Annual Return 2010	rr_AnnualReturn2010	(4.34%)
Annual Return 2011	rr_AnnualReturn2011	(4.82%)
Annual Return 2012	rr_AnnualReturn2012	(1.46%)
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(1.46%)
5 Years	rr_AverageAnnualReturnYear05	(5.42%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2002
PTA Comprehensive Alternatives Fund | Class I | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.46%)
5 Years	rr_AverageAnnualReturnYear05	(5.67%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.46%
PTA Comprehensive Alternatives Fund | Class I | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.95%)
5 Years	rr_AverageAnnualReturnYear05	(4.65%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.95%
PTA Comprehensive Alternatives Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BPFAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.57%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	2.23%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.80%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.47%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.50%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.97%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	958
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,722
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,595
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,820
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(7.41%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.24%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2009
PTA Comprehensive Alternatives Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BPFCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.57%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	2.39%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.96%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	5.38%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.66%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	3.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	374
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,460
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,537
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,195
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(2.44%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.36%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2009

[1]	Acquired fund fees and expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies. The acquired fund fees and expenses does not include the cost of investing in underlying pools, like commodity pools, that are not investment companies. The Fund estimates that underlying pool expenses, if presented, would be 0.40%. This estimate does not include performance-based fees, which cannot be meaningfully estimated, paid by underlying pools of up to 20% of an underlying pool's profits.
[2]	The Fund's adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2014, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 1.98% for Class I shares, 2.23% for Class A shares and 2.98% for Class C shares. Waived fees and reimbursed expenses are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the waiver or reimbursement) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees on 60 days written notice to the adviser.